Lease liability	12 Months Ended
Sep. 30, 2023
Lease liability
Lease liability

15. Lease liability

As of September 30, 2023 lease liability consists of:

	September 30,	September 30,
	2023	2022
Current	$389	$164
Non-current	$2,338	$2,235
Carrying amount – lease liability	$2,727	$2,399

Information about leases for which the Company is a lessee is as follows:

	September 30,	September 30,
	2023	2022
Interest on lease liabilities	$380	$365
Incremental borrowing rate at time of transition	14.00%	14.00%
Total cash outflow for the lease	$707	$744

The Company’s future minimum lease payments under operating leases for the years ended September 30 for the continued operations is as under:

Year	Amount
2024	$929
2025	$950
2026	$789
2027	$745
2028	$762
2029 and beyond	$975

The Company entered into a lease agreement for 61,327 sq.ft for its premises as its Headquarters in Mississauga, Ontario at 6688 Kitimat Road. The lease is for 10 years starting January 1, 2020 with expiry December 31, 2029. In addition, the Company is required to pay certain occupancy costs.

The lease agreement for our lab facility has been renewed for an additional three years, commencing from January 2023.

The terms of the renewed lease entail a fixed monthly rent as follows:

-  CAD $25,625 for the first year,

-  CAD $26,265.23 for the second year, and

-  CAD $26,922.27 for the third year.